ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED JANUARY 5, 2015

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Investor and Institutional Shares)

DATED FEBRUARY 14, 2014, AS SUPPLEMENTED AUGUST 25, 2014 AND SEPTEMBER 30, 2014

ARTISAN GLOBAL SMALL CAP FUND

The following information replaces the information under the subheading “Portfolio Management—Portfolio Managers” on page 12 of Artisan Funds’ Investor and Institutional Shares prospectus in its entirety:

Name	Title	Length of Service
Mark L. Yockey	Managing Director and Portfolio Manager, Artisan Partners	Since June 2013 (inception)
Charles-Henri Hamker	Managing Director and Portfolio Manager, Artisan Partners	Since June 2013 (inception)

The following information replaces the information regarding Artisan Global Small Cap Fund under the subheading “Portfolio Managers” on page 56 of Artisan Funds’ Investor and Institutional Shares prospectus in its entirety:

Fund	Manager or Co-Managers	Role
Artisan Global Small Cap Fund	Mark L. Yockey, CFA Charles-Henri Hamker	Portfolio Manager Portfolio Manager

The third full paragraph under the subheading “Portfolio Managers” on page 57 of Artisan Funds’ Investor and Institutional Shares prospectus is deleted in its entirety.

Please Retain This Supplement for Future Reference

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED JANUARY 5, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF ARTISAN PARTNERS FUNDS, INC. (Investor and Institutional Shares)

DATED FEBRUARY 14, 2014, AS SUPPLEMENTED SEPTEMBER 30, 2014

The following replaces the first paragraph under the heading “Portfolio Managers” on page 35 of Artisan Funds’ Investor and Institutional Shares SAI in its entirety:

Maria Negrete-Gruson is portfolio manager for Artisan Emerging Markets Fund. Mark L. Yockey, Charles-Henri Hamker and Andrew J. Euretig are portfolio managers for Artisan Global Equity Fund. James D. Hamel is lead portfolio manager, Matthew H. Kamm and Craigh A. Cepukenas are portfolio managers, and Jason L. White is associate portfolio manager for Artisan Global Opportunities Fund. Mr. Yockey and Mr. Hamker are portfolio managers for Artisan Global Small Cap Fund. Daniel J. O’Keefe is lead portfolio manager and N. David Samra is portfolio manager for Artisan Global Value Fund. Mr. Yockey is portfolio manager and Messrs. Euretig and Hamker are associate portfolio managers for Artisan International Fund. Messrs. Yockey and Hamker are portfolio managers for Artisan International Small Cap Fund. Mr. Samra is lead portfolio manager and Mr. O’Keefe is portfolio manager for Artisan International Value Fund. Mr. Kamm is lead portfolio manager, Messrs. Hamel and Cepukenas are portfolio managers, and Mr. White is associate portfolio manager for Artisan Mid Cap Fund. Scott C. Satterwhite, James C. Kieffer, George O. Sertl, Jr. and Daniel L. Kane are portfolio managers for Artisan Mid Cap Value Fund, Artisan Small Cap Value Fund, and Artisan Value Fund. Mr. Cepukenas is lead portfolio manager, Messrs. Hamel and Kamm are portfolio managers, and Mr. White is associate portfolio manager for Artisan Small Cap Fund.

All references to David Geisler and any related information in Artisan Funds’ Investor and Institutional Shares SAI are removed.

Please Retain This Supplement for Future Reference